Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Schedule of Net Transfers
The net transfers to and from Lionsgate through the period prior to the Separation discussed above were as follows:

	Nine Months Ended December 31,
	2024	2023
Cash pooling and general financing activities	$88.8	$(241.7)
Licensing of content (1)	9.7	428.8
Corporate reimbursements	(5.3)	5.9
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	20.2
Funding of purchases of accounts receivables held for collateral	—	(85.6)

Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$95.5	$127.6

Share-based compensation (including allocation of share-based compensation)	(6.0)	(53.6)
Other non-cash transfer (2)	(33.7)	16.6

Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$55.8	$90.6

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Separation in the nine months ended Dec ember 3 1 , 2024.

The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(199.3)	$36.1	$(305.2)
Licensing of content (1)	540.0	733.3	567.7
Corporate reimbursements	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)

Net transfers to (from) Parent per combined statements of cash flows	$290.1	$621.3	$119.7

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Share-based compensation (including allocation of share-based compensation)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	11.9	2.5	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$239.5	$550.4	$49.5

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.

Summary of Company's Combined Balance Sheets and Statements of Operations

	March 31,
	2024	2023
	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$8.1	$10.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$10.3	$64.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Combined Statements of Operations
Revenues	$3.0	$4.8	$3.0
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$—	$3.0

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets - noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
Schedule of Net Transfers
The net transfers to and from Lionsgate discussed above were as follows:

	Nine Months Ended December 3 1 ,
	2024	2023
	(Amounts in millions)
Cash pooling and general financing activities	$(75.4)	$259.5
Licensing of content (1)	0.8	(427.0)
Operating expense reimbursement	5.3	(5.9)
Corporate expense allocations (excluding allocation of share-based compensation)	(2.4)	(20.2)
Proceeds from sales of accounts receivable	—	97.4

Net transfers from Parent per combined statements of cash flows (2)	(71.7)	(96.2)
Share based compensation (including allocation of share-based compensation) (3)	(14.0)	(21.7)
Other non-cash transfer (4)	35.4	—

Net transfers from Parent per combined statements of equity (deficit)	$(50.3)	$(117.9)

(1)	Reflects the settlement of amounts due to the LG Studios Business related to the LG Studios Business’s licensing arrangements wit h the Starz Business.
(2)
Amounts include net transfers from Parent included in net cash flows provided by financing activities from discontinued operations of $2.8 million for the nine
months ended
December
3
1
, 2024 (
nine
months ended
December

3
1
, 2023 — $91.6 million).

(3)	Amounts include share based compensation from discontinued operations of $0.3 million for the nine months ended December 3 1 , 2024 ( nine months ended December 3 1 , 2023 — $1.4 million).
(4)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Studio Separation during the nine months ended December 3 1 , 2024.

The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$223.3	$(10.6)	$346.7
Licensing of content (1)	(550.1)	(713.2)	(589.7)
Operating expense reimbursement	(7.0)	(13.3)	(10.8)
Corporate expense allocations (excluding allocation of share-based compensation)	(27.9)	(22.3)	(19.3)
Proceeds from sales of accounts receivable	85.5	183.7	172.9

Net transfers from Parent per combined statements of cash flows (2)	$(276.2)	$(575.7)	$(100.2)
Share based compensation (including allocation of share-based compensation) (3)	(26.4)	(28.7)	(29.9)

Net transfers from Parent per combined statements of equity (deficit)	$(302.6)	$(604.4)	$(130.1)

(1)	Reflects the settlement of amounts due to the LG Studios Business related to the LG Studios Business’ licensing arrangements with the Starz Business.
(2)
Amounts include net transfers from Parent included in net cash flows provided by financing activities from discontinued operations of $146.7 million for the fiscal year ended March 31, 2024 (2023 — $228.0 million, 2022 — $171.1 million).

(3)	Amounts include share based compensation from discontinued operations of $1.8 million for the fiscal year ended March 31, 2024 (2023 — $3.0 million, 2022 — $1.9 million).